Consolidated statements of cash flows - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net (loss) / Profit for the year/period		$ (6,649)	$ (26,382)	$ (102,749)	$ (32,723)
Non-cash ítems related with operating activities:
(Reversal in)/Allowances for expected credit losses		(111)	539	(22)	(118)
Foreign currency exchange difference, net		(3,268)	(3,005)	(3,068)	2,991
Unwinding of discount on asset retirement obligation		233	897	2,584	1,723
Increase of provisions, net		2	2,533	103	2,210
Interest expense leases				1,641	1,561
Effect of discount of assets and liabilities at present value			2,743	3,432	10
Share-based payment expense			4,021	10,494	10,655
Net cost for employee defined benefits obligation		132	368	250	220
Income tax benefit / (expense)		7,960	47,425	(10,113)	16,232
Bargain purchase on business combination				(1,383)
Non-cash ítems related with investing activities:
Depreciation and depletion		14,513	73,975	145,106	151,483
Amortization of intangible assets		198	797	2,568	1,518
Impairment of long-lived assets				14,438
Gain on sale or disposal of property, plant and equipment		(245)
Interest income			(2,532)	(822)	(3,770)
Changes in the fair value of financial assets		(69)	(1,415)	645	(873)
Decreases in property, plant and equipment		1,529
Non-cash items related with financing activities:
Interest expense		(118)	15,546	47,923	34,163
Changes in the fair value of warrants			8,860	(16,498)	(6,840)
Costs of early settlements of borrowings and amortized costs			14,474	2,811	2,076
Impairment of financial assets				4,839
Changes in working capital:
Trade and other receivables		9,738	(32,945)	3,915	(2,073)
Inventories		2,315	(10,951)	(2,861)	(609)
Accounts payable and accrued liabilities		(966)	33,760	2,397	(22,105)
Contributions paid for employee defined benefits obligations		(57)	(727)	(798)	(630)
Salaries and social security payable		(707)	3,659	(2,570)	5,405
Other taxes and royalties payable		(825)	9,973	(2,080)	2,377
Provisions		(334)	551	(1,672)	(2,298)
Income tax paid	[1]	(992)	(16,642)	(4,731)	(26,327)
Net cash flows generated by operating activities		22,279	125,522	93,779	134,258
Cash flows from investing activities
Business acquisitions, net of cash acquired			(725,174)
Payments for acquisition of property, plant and equipment		(12,476)	(117,837)	(153,257)	(240,315)
Payments for acquisition of other intangible assets		(13)	(31,486)	(3,664)	(4,225)
Proceeds from sales of property, plant and equipment		245
Payments for acquisition of other financial assets		(8,190)
Proceeds from other financial assets		11,377	16,680		5,761
Proceeds from interest received		114	567	822	3,770
Net cash flows (used in) investing activities		(8,943)	(857,250)	(156,099)	(235,009)
Cash flows from financing activities
Payment for acquisition of non-controlling interests			(1,307)
Payment of redemption of Series A shares			(204,590)
Proceeds from private investment in public equity net of issue costs			90,239
Proceeds from capitalization of Series A shares net of issue costs					146,144
Payment of issue costs from capitalization of Series A shares			(19,500)
Proceeds from borrowings			560,000	201,728	234,728
Payment of cost of borrowings			(18,280)	(2,259)	(1,274)
Payments of borrowings' principal			(260,000)	(98,761)	(90,233)
Payments of borrowings' interests			(5,018)	(43,756)	(32,438)
Payments of leases				(9,067)	(7,619)
Payments / Proceeds from other financial liabilities, net of restricted cash and cash equivalents				(16,993)	16,993
Net cash flows provided by financing activities		0	141,544	30,892	266,301
Net (decrease) / increase in cash and cash equivalents		13,336	(590,184)	(31,428)	165,550
Cash and cash equivalents at the beginning of the year / period		2,444	17,039	234,230	66,047
Effects of exchange rate changes on cash and cash equivalents		1,259	(15,288)	(1,488)	2,633
Net (decrease) / increase in cash and cash equivalents		13,336	(590,184)	(31,428)	165,550
Cash and cash equivalents at the end of the year/period		17,039	66,047	201,314	234,230
Significant non-cash transactions
Acquisition of property, plant and equipment through increase in account payables		$ 4,245	24,939	82,298	23,943
Changes in asset retirement obligation provision with corresponding changes in property, plant and equipment			11,839	$ (366)	$ 4,141
Capitalization of Series A Shares			449,191
Aguila Mora Swap agreement			$ 13,157

[1]	Includes 13,087 related to income tax expense for the year ended December 31, 2018